Investment Property	12 Months Ended
Dec. 31, 2023
Investment Property,
Investment Property

Note 10. Investment Property

All of the Group’s investment property is located in Europe and forms part of the security granted in connection with bonds issued by a subsidiary of the Group (see Note 15).

Changes in investment property:	2023	2022
Balance, beginning of year	$31,850	$34,430
Change in fair value during the year	554	49
Disposals	(1,232)	(2,643)
Currency translation adjustments	368	14
Balance, end of year	$31,540	$31,850

The amounts recognized in profit or loss in relation to investment property during the years ended December 31, 2023, 2022 and 2021 were as follows:

Years ended December 31:	2023	2022	2021
Rental income	$1,473	$1,356	$1,381
Direct operating expenses (including repairs and maintenance) arising from investment property during the year	398	324	709